Stockholder's Deficit (Details) - USD ($)						9 Months Ended	12 Months Ended
	Aug. 19, 2021	Jul. 19, 2021	Jul. 07, 2021	Sep. 28, 2018	Sep. 15, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 11, 2021	Nov. 08, 2018	Sep. 27, 2017	Jan. 13, 2017	Dec. 31, 2014
Stockholder's Deficit (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							14,816,208
Debt Conversion, Original Debt, Amount							$ 434,458
Stock Issued During Period, Value, New Issues		$ 2,500,000						$ 80,256
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)						$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Conversion Basis					The holders of the Preferred are also entitled to an additional 8,823,930 common shares upon conversion of the Preferred Stock.
Dividends, Preferred Stock						$ 0	$ 0	$ 0
Dividends and Interest Paid							0	$ 0
Dividends Payable						$ 49,290	$ 49,290
Conversion of Stock, Shares Converted (in Shares)	1,200,000		1,000,000
Conversion of Stock, Shares Issued (in Shares)	12,000,000		10,000,000
Preferred Stock, Convertible, Terms	The Series B Preferred is by its terms convertible at the rate of one share of Series B Preferred for 10 shares of Common Stock.
Common Stock, Shares Authorized (in Shares)						2,000,000,000	2,000,000,000	2,000,000,000		2,000,000,000	5,000,000,000	2,000,000,000	50,000,000	500,000,000
Minimum [Member]
Stockholder's Deficit (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage									6.00%
Maximum [Member]
Stockholder's Deficit (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage									12.00%
Non-US Investors [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								4,740,000
Proceeds from Issuance or Sale of Equity								$ 160,305
Proceeds from the Sale of Equity, Net								80,256
Non-US Investors [Member] | Commission and Expense Reimbursement [Member]
Stockholder's Deficit (Details) [Line Items]
Payments of Stock Issuance Costs								$ 80,049
Convertible Preferred Stock [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					15,000,000
Stock Issued During Period, Value, New Issues				$ 30,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001
Preferred Stock, Voting Rights					each has 200 votes for each Preferred share held by of record
Convertible Preferred Stock [Member] | Chief Executive Officer [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					12,000,000
Convertible Preferred Stock [Member] | Director [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					2,000,000
Convertible Preferred Stock [Member] | Delivered to Each Consultant [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					8,000,000
Series B Preferred Stock [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Value, New Issues					$ 15,000
Conversion of Stock, Shares Converted (in Shares)	1,200,000		1,000,000
Conversion of Stock, Shares Issued (in Shares)	12,000,000		10,000,000
Preferred Stock, Convertible, Terms	The Series B Preferred is by its terms convertible at the rate of one share of Series B Preferred for 10 shares of Common Stock.		The Series B Preferred is by its terms convertible at the rate of one share of Series B Preferred for 10 shares of Common Stock.
Series B Preferred Stock [Member] | Officer and Director [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					30,000,000
Series B Preferred Stock [Member] | Delivered to Consultant [Member]
Stockholder's Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					30,000,000